Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Interest Bearing Loans and Borrowings

	Maturity date	Interest rate	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Guaranteed loans	11 January 2020	1.50%	—	989
Credit loans	6 November 2020	LIBOR+2.70%(i)	—	126
Guaranteed loans	6 December 2020	EURIBOR +3.80%(ii)	—	3,126
Credit loans	4 January 2021	1.80%	626	—
Guaranteed loans	13 January 2021	1.50%	1,015	—
Credit loans	18 January 2021(iii)	2.50%	—	523
Guaranteed loans	9 March 2022	EURIBOR+3.00%(iv)	883	—
Guaranteed loans	8 September 2023	3.10%	2,648	—
Credit loans	25 June 2024	3.08%	2,444	2,515
Credit loans	16 September 2024	3.30%	5,611	5,999
Credit loans	27 September 2024	USD LIBOR+1.00%(v)	6,329	6,767

Total			19,556	20,045

(i)	2.70% when LIBOR is negative.

(ii)	3.80% when EURIBOR is negative.

(iii)	The loan has been repaid in advance.

(iv)	3.00% when EURIBOR is negative.

(v)	1.00% when USD LIBOR is negative.